Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,997	$ 1,986
Other intangible assets subject to amortization, Accumulated Amortization	1,435	1,412
Other intangible assets subject to amortization, Net	562	574
Total Other intangible assets, Gross	2,232	2,262
Total Other intangible assets, Net	797	850
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	235	276
Dealer networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	286	285
Other intangible assets subject to amortization, Accumulated Amortization	143	131
Other intangible assets subject to amortization, Net	$ 143	154
Other intangible assets subject to amortization, Weighted Average Life	15 years
Patents, concessions and licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,711	1,701
Other intangible assets subject to amortization, Accumulated Amortization	1,292	1,281
Other intangible assets subject to amortization, Net	$ 419	$ 420
Patents, concessions and licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years